[LOGO]                                    MONY LIFE INSURANCE COMPANY
                                          1290 Avenue of the Americas
                                          New York NY 10104

                                          DODIE KENT
                                          Vice President and Counsel
                                          212-314-3970
                                          Fax: 212-707-7947


September 9, 2005


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY Variable Account S (the "Registrant")
           (Registration Nos. 033-37721 and 811-06717; The MONYVestor)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners the semi-annual report for the period ended June 30, 2005 for the following mutual fund in which the Registrant invests:

o   EQ ADVISORS TRUST - UNDERLYING FUNDS:
    -  EQ/MONY Diversified Portfolio
    -  EQ/MONY Equity Growth Portfolio
    -  EQ/MONY Equity Income Portfolio
    -  EQ/Intermediate Term Bond Portfolio
    -  EQ/Long Term Bond Portfolio
    -  EQ/MONY Money Market Portfolio

MONY understands that the Fund has filed or will file its semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,


/S/ DODIE KENT
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Dodie Kent